Investment Strategy	Jan. 27, 2026
RESQ Strategic Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in a portfolio of mutual funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”) that invest in domestic and foreign (including emerging markets) (i) fixed income securities (including bills, notes, debentures, bonds, convertible securities, and any other debt or debt-related securities) whether issued by U.S. or non-U.S. governments, agencies or instrumentalities thereof or corporate entities, and having fixed, variable, floating or inverse floating rates, (ii) fixed income derivatives including options, financial futures, options on futures and swaps, (iii) other evidences of indebtedness, (iv) income producing equity securities (including dividend paying common stocks, preferred stock and real estate investment trusts (“REITs”)) of any market capitalization and (v) commodities. The fixed income securities in which the Fund invests may be of any maturity or credit quality (including “junk bonds”). The Underlying Funds may also engage in short selling and use leverage, which furthers the Fund’s investment objective by allowing the Fund to hedge risk to attempt to preserve capital. The Fund may be concentrated in certain sectors from time to time. The Adviser selects the appropriate allocation to achieve the Fund’s objectives based on its proprietary quantitative models and the Adviser’s subjective judgement about the market.

The quantitative proprietary models use a mathematical-based process to determine, on a daily basis, trends and asset classes in which the Fund invests. The mathematical algorithms combine statistical measures such as correlations, standard deviations, and technical indicators (price oscillators and moving averages) to assess the performance of an asset class and the overall market. The systems track investment price movements and look for advantageous entry points while calculating exit strategies for each investment at the same time. Although not the sole criteria for investment decisions, the quantitative model is regimented and disciplined in a manner that adds an unemotional approach to the purchase and sale of each investment. The Fund seeks positive returns through all market cycles and moves to cash positions when the markets decline and moves back to securities when the markets rally.

The methodology used by the Adviser in selecting securities for the Fund’s portfolio generally results in high portfolio turnover.

RESQ Dynamic Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing, either directly or indirectly through mutual funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”), in foreign (including emerging markets) and domestic equity securities, fixed income securities and commodities. The equity securities in which the Fund invests may be of any market capitalization and includes common stocks, preferred stocks, rights, warrants, depositary receipts and real estate investment trusts (“REITs”). The fixed income securities in which the Fund invest may be of any maturity or credit quality (including “junk bonds”) and includes sovereign debt, corporate debt, inflation protected securities, convertible securities, mortgage-backed securities and other asset-backed securities. The Underlying Funds may also engage in short selling and use leverage, which furthers the Fund’s investment objective by allowing the Fund to hedge risk to attempt to preserve capital. The Fund may be concentrated in certain sectors from time to time. The Adviser selects the appropriate allocation to achieve the Fund’s objectives based on its proprietary quantitative models and the Adviser’s subjective judgment about the market.

The quantitative proprietary models use a mathematical-based process to determine, on a daily basis, trends and asset classes in which the Fund invests. The mathematical algorithms combine statistical measures such as correlations, standard deviations, and technical indicators (price oscillators and moving averages) to assess the performance of an asset class and the overall market. The systems track investment price movements and look for advantageous entry points while calculating exit strategies for each investment at the same time. Although not the sole criteria for investment decisions, the quantitative model is regimented and disciplined in a manner that adds an unemotional aspect to the purchase and sale of each investment. The Fund seeks positive returns through all market cycles and moves to cash positions when the markets decline and moves back to securities when the markets rally.

The methodology used by the Adviser in selecting securities for the Fund’s portfolio generally results in high portfolio turnover.